Share-Based Compensation - Share Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of options outstanding
Beginning Balance (in shares)	547,393	320,856
Forfeited during the year (in shares)		(35,875)
Issuance during the year (in shares)	339,592	262,412
Expired during the period (in shares)	(153,538)
Ending Balance (in shares)	733,447	547,393
Weighted average exercise price per share
Beginning Balance (in dollars per share)	$ 18.25	$ 20.99
Forfeited during the year (in dollars per share)		22.35
Issuances during the year (in dollars per share)	17.94	15.45
Expired during the period (in dollars per share)	24.22
Ending Balance (in dollars per share)	$ 16.86	$ 18.25
Aggregate intrinsic value
Balance as of end of period	$ 61,100